Financial Instruments - Summary of Earnings Impact of (Gains) Losses from Risk Management Positions (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Realized (Gain) Loss	CAD 167	CAD (153)	CAD (447)
Discontinued Operations [Member]
Disclosure of detailed information about financial instruments [Line Items]
Realized (Gain) Loss	CAD 33	CAD (58)	CAD (209)